Document And Entity Information	Dec. 01, 2020
Document Information [Line Items]
Entity, Registrant Name	QUANTUM ENERGY, INC.
Document, Type	8-K
Document, Period End Date	Dec. 01, 2020
Entity, Incorporation, State or Country Code	NV
Entity, File Number	333-225892
Entity, Tax Identification Number	98-0428608
Entity, Address, Address Line One	3825 Rockbottom
Entity, Address, City or Town	Henderson
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89030
City Area Code	702
Local Phone Number	323-6455
Title of 12(b) Security	Common stock
Trading Symbol	QEGY
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001295961